UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549




                                 FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number   811-21897

                        Manager Directed Portfolios
              (Exact Name of Registrant as Specified in Charter)

                        615 East Michigan Street
                        Milwaukee, Wisconsin 53202
              (Address of Principal Executive Offices)(Zip Code)

    Registrant's Telephone Number, including Area Code: (414)516-3087

                       Mr. Scott M. Ostrowski, President
                        Manager Directed Portfolios
                      c/o U.S. Bancorp Fund Services, LLC
                     777 East Wisconsin Avenue, 6th Floor
                          Milwaukee, Wisconsin 53202
                     (Name and address of Agent for Service)

                   Date of fiscal year end: September 30, 2023

                   Date of reporting period: June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.





Item 1. Proxy Voting Record 07/01/22-06/30/23


There is no proxy voting activity for the fund as the fund did not hold any votable positions during the reporting period.